UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $2,520,479 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            PUT              01903Q958      964    31500 SH  PUT  SOLE    1               31500
ALLIED CAP CORP NEW            PUT              01903Q958    14336   468500 SH  PUT  SOLE                   468500
ALLIED CAP CORP NEW            CALL             01903Q908     1931    63100 SH  CALL SOLE    1               63100
ALLIED CAP CORP NEW            CALL             01903Q908    28669   936900 SH  CALL SOLE                   936900
AMERICAN HOME MTG INVT CORP    COM              02660R107     9372   300300 SH       SOLE    1              300300
AMERICAN HOME MTG INVT CORP    COM              02660R107    98830  3166600 SH       SOLE                  3166600
AMERIPRISE FINL INC            COM              03076C106    18614   413100 SH       SOLE    1              413100
AMERIPRISE FINL INC            COM              03076C106   269544  5981900 SH       SOLE                  5981900
APPLICA INC                    COM              03815A106      308    94450 SH       SOLE    1               94450
APPLICA INC                    COM              03815A106     1828   560750 SH       SOLE                   560750
BRUNSWICK CORP                 COM              117043109     1325    34100 SH       SOLE    1               34100
BRUNSWICK CORP                 COM              117043109    19271   495900 SH       SOLE                   495900
CF INDS HLDGS INC              COM              125269100    11054   650600 SH       SOLE    1              650600
CF INDS HLDGS INC              COM              125269100    79549  4682100 SH       SOLE                  4682100
FIELDSTONE INVT CORP           COM              31659U300     4379   371100 SH       SOLE    1              371100
FIELDSTONE INVT CORP           COM              31659U300    23968  2031150 SH       SOLE                  2031150
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     2368   111900 SH       SOLE    1              111900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    30368  1435145 SH       SOLE                  1435145
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    42198  1517350 SH       SOLE    1             1517350
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   319711 11496250 SH       SOLE                 11496250
FREESCALE SEMICONDUCTOR INC    CL B             35687M206   217399  7828559 SH       SOLE                  7828559
GENWORTH FINL INC              COM CL A         37247D106     6576   196700 SH       SOLE    1              196700
GENWORTH FINL INC              COM CL A         37247D106    86256  2580200 SH       SOLE                  2580200
HOSPIRA INC                    COM              441060100    18849   477683 SH       SOLE    1              477683
HOSPIRA INC                    COM              441060100   152478  3864117 SH       SOLE                  3864117
INTERNATIONAL COAL GRP INC N   COM              45928H106    25990  2668361 SH       SOLE                  2668361
IPSCO INC                      COM              462622101     4382    42100 SH       SOLE    1               42100
IPSCO INC                      COM              462622101    63682   611800 SH       SOLE                   611800
LEAP WIRELESS INTL INC         COM NEW          521863308     3404    78100 SH       SOLE    1               78100
LEAP WIRELESS INTL INC         COM NEW          521863308    41961   962633 SH       SOLE                   962633
LIVE NATION INC                COM              538034109     2278   114800 SH       SOLE    1              114800
LIVE NATION INC                COM              538034109    32383  1632200 SH       SOLE                  1632200
M D C HLDGS INC                COM              552676108    20939   325600 SH       SOLE    1              325600
M D C HLDGS INC                COM              552676108   263954  4104400 SH       SOLE                  4104400
MEDICAL PPTYS TRUST INC        COM              58463J304     1998   185000 SH       SOLE    1              185000
MEDICAL PPTYS TRUST INC        COM              58463J304    13319  1233200 SH       SOLE                  1233200
MERCER INTL INC                COM              588056101    17641  1894830 SH       SOLE                  1894830
MERCER INTL INC                NOTE  8.500%10/1 588056AG6    20150 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   165077  4730000 SH       SOLE                  4730000
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   160826  3494700 SH       SOLE                  3494700
RADISYS CORP                   COM              750459109     1173    59100 SH       SOLE    1               59100
RADISYS CORP                   COM              750459109    16692   840900 SH       SOLE                   840900
STANDARD MICROSYSTEMS CORP     COM              853626109     1011    38900 SH       SOLE    1               38900
STANDARD MICROSYSTEMS CORP     COM              853626109    12735   490200 SH       SOLE                   490200
STREETTRACKS GOLD TR           GOLD SHS         863307104    19173   330000 SH       SOLE                   330000
TERNIUM SA                     SPON ADR         880890108      930    32800 SH       SOLE    1               32800
TERNIUM SA                     SPON ADR         880890108    13387   472200 SH       SOLE                   472200
WASHINGTON GROUP INTL INC      COM NEW          938862208     9182   160000 SH       SOLE    1              160000
WASHINGTON GROUP INTL INC      COM NEW          938862208   148067  2580012 SH       SOLE                  2580012